ACCOUNTING POLICIES AND GOING CONCERN (Details) $ in Millions	Jun. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)
Disclosure Of Accounting Policy [Line Items]
Available liquidity	$ 690.4
Cash and cash equivalents incl. restricted cash	532.4	$ 295.6	$ 269.0
Restricted cash	5.3	30.1	29.9
Total borrowings	$ 1,258.0	$ 1,059.6	$ 1,153.7
Debt loan-to-value ratio	0.204
Interest Bearing Debt
Disclosure Of Accounting Policy [Line Items]
Total borrowings	$ 737.4